8. CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2022
Notes
8. CAPITAL AND RESERVES

8. CAPITAL AND RESERVES

(a)Authorized:

At December 31, 2022, the authorized share capital was comprised of an unlimited number of common shares. The common shares do not have a par value. All issued shares are fully paid.

(b)Share consolidation

On December 21, 2020, the Company consolidated its share capital on the basis of one new share for every 4 old shares. All references to the number of shares and per share amounts have been retroactively restated to reflect the consolidation.

(c)Share issuances:

i.On October 23, 2020, the Company completed a non-brokered private placement by issuing 4,219,641 units (“Unit”) at a price of $0.12 per Unit for gross proceeds of $506,357. Each Unit consists of one common share and one non-transferable warrant. Each warrant entitles the holder to purchase one additional common share at a price of $0.20 until October 23, 2023. The warrants were ascribed a value of $223,080.

In connection with the financing, a total of $21,537 share issue costs were incurred.

ii.On February 28, 2022, the Company completed a non-brokered private placement by issuing 16,666,667 units (“Unit”) at a price of $0.075 per Unit for gross proceeds of $1,250,000. Each Unit consists of one common share and one non-transferable warrant. Each warrant entitles the holder to purchase one additional common share at a price of $0.125 until February 28, 2025. The warrants were ascribed a value of $554,525. The Company paid finder’s fee of $30,938 and issued 412,500 finder’s warrants. Each finder’s warrant is exercisable into one common share at $0.075 until August 28, 2023. These finder’s warrants were ascribed a value of $19,841. The Company incurred additional share issue costs in the amount of $29,478 in connection with the financing.

iiiOn February 28, 2022, the Company issued 3,800,000 shares at a price of $0.075 per share to settle outstanding debt for $285,000.

ivOn March 3, 2022, the Company issued 1,470,000 shares to earn an initial 49% interest in AFOy (Note 7).

(d)Share Purchase Option Compensation Plan:

The Company has established a stock option plan whereby the Company may grant options to directors, officers, employees and consultants of up to 10% of the common shares outstanding at the time of grant. The exercise price, term and vesting period of each option are determined by the board of directors within regulatory guidelines.

On December 21, 2020, the Company’s stock options were consolidated on a 4 for 1 basis and the exercised prices were reflected as such (Note 8(b)).

Stock option transactions and the number of stock options for the year ended December 31, 2022 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2021	Granted	Exercised	cancelled	2022
April 26, 2022	$0.40	327,500	-	-	(327,500)	-
March 14, 2023 (1)	$0.40	450,000	-	-	-	450,000
March 26, 2023 (1)	$0.40	10,000	-	-	-	10,000
January 7, 2024	$0.20	45,750	-	-	-	45,750
March 14, 2027	$0.08	-	1,575,000			1,575,000
Options outstanding		833,250	1,575,000	-	(327,500)	2,080,750
Options exercisable		833,250	1,575,000	-	(327,500)	2,080,750
Weighted average exercise price		$0.39	$0.08	$Nil	$0.40	$0.15

(1)Subsequent to December 31, 2022, these options expired unexercised.

As of December 31, 2022, the weighted average contractual remaining life is 3.25 years (December 31, 2021 – 0.90 years).

Stock option transactions and the number of stock options for the year ended December 31, 2021 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2020	Granted	Exercised	cancelled	2021
September 26, 2021	$0.72	393,750	-	-	(393,750)	-
April 26, 2022	$0.40	327,500	-	-	-	327,500
March 14, 2023	$0.40	450,000	-	-	-	450,000
March 26, 2023	$0.40	10,000	-	-	-	10,000
January 7, 2024	$0.20	45,750	-	-	-	45,750
Options outstanding		1,227,000	-	-	(393,750)	833,250
Options exercisable		1,227,000	-	-	(393,750)	833,250
Weighted average exercise price		$0.50	$Nil	$Nil	$0.72	$0.39

Stock option transactions and the number of stock options for the year ended December 31, 2020 are summarized as follows:

	Exercise	December 31,			Expired/	December 31,
Expiry date	price	2019	Granted	Exercised	cancelled	2020
July 15, 2020	$0.40	503,750	-	-	(503,750)	-
September 26, 2021	$0.72	393,750	-	-	-	393,750
April 26, 2022	$0.40	327,500	-	-	-	327,500
March 14, 2023	$0.40	450,000	-	-	-	450,000
March 26, 2023	$0.40	10,000	-	-	-	10,000
January 7, 2024	$0.20	45,750	-	-	-	45,750
Options outstanding		1,730,750	-	-	(503,750)	1,227,000
Options exercisable		1,730,750	-	-	(503,750)	1,227,000
Weighted average exercise price		$0.47	$Nil	$Nil	$0.40	$0.50

The weighted average assumptions used to estimate the fair value of options for the years ended December 31, 2022, 2021 and 2020 were:

	2022	2021	2020
Risk-free interest rate	1.34%	n/a	n/a
Expected life	5 years	n/a	n/a
Expected volatility	144.13%	n/a	n/a
Expected dividend yield	Nil	n/a	n/a

Option pricing models require the input of highly subjective assumptions including the expected price volatility. Changes in the subjective input assumptions can materially affect the fair value estimate, and therefore the existing models do not necessarily provide a reliable measure of the fair value of the Company’s share purchase options.

(e)Finder’s Options:

The continuity of finder’s options for the year ended December 31, 2022 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2021	Issued	Exercised	Expired	2022
August 28, 2023	$0.075	-	412,500	-	-	412,500
Outstanding		-	412,500	-	-	412,500
Weighted average exercise price		$Nil	$0.075	$Nil	$Nil	$0.075

As of December 31, 2022, the weighted average contractual remaining life is 0.66 years.

The weighted average assumptions used to estimate the fair value of finder’s options for the years ended December 31, 2022, 2021 and 2020 were:

	2022	2021	2020
Risk-free interest rate	0.49%	n/a	n/a
Expected life	1.5 years	n/a	n/a
Expected volatility	149.50%	n/a	n/a
Expected dividend yield	Nil	n/a	n/a

(f)Warrants:

On December 21, 2020, the Company’s warrants were consolidated on a 4 for 1 basis and the exercised prices were reflected as such (Note 8(b)).

The continuity of warrants for the year ended December 31, 2022 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2021	Issued	Exercised	Expired	2022
February 25, 2022 (1)	$0.40	500,000	-	-	(500,000)	-
October 23, 2023	$0.20	4,219,641	-	-	-	4,219,641
February 28, 2025	$0.125	-	16,666,667	-	-	16,666,667
Outstanding		4,719,641	16,666,667	-	(500,000)	20,886,308
Weighted average exercise price		$0.22	$0.125	$Nil	$0.40	$0.14

(1)These warrants have a forced exercise price. If the closing price of the Company’s shares is $0.80 or greater for a period of 20 consecutive trading days, the warrants will expire on the earlier of the 30th day after such notice is given and the original expiry date.

As of December 31, 2022, the weighted average contractual life is 1.89 years (December 31, 2021 – 1.64 years).

The continuity of warrants for the year ended December 31, 2021 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2020	Issued	Exercised	Expired	2021
November 9, 2021 (1)	$0.40	2,500,000	-	-	(2,500,000)	-
December 17, 2021 (1)	$0.40	1,160,000	-	-	(1,160,000)	-
December 18, 2021	$0.20	455,000	-	-	(455,000)	-
February 25, 2022 (1)	$0.40	500,000	-	-	-	500,000
October 23, 2023	$0.20	4,219,641	-	-	-	4,219,641
Outstanding		8,834,641	-	-	(4,115,000)	4,719,641
Weighted average exercise price		$0.29	$Nil	$Nil	$0.38	$0.22

The continuity of warrants for the year ended December 31, 2020 is as follows:

	Exercise	December 31,				December 31,
Expiry date	price	2019	Issued	Exercised	Expired	2020
March 26, 2020	$0.48	1,718,750	-	-	(1,718,750)	-
July 12, 2020	$0.60	2,542,500	-	-	(2,542,500)	-
November 9, 2021 (1)	$0.40	2,500,000	-	-	-	2,500,000
December 17, 2021 (1)	$0.40	1,160,000	-	-	-	1,160,000
December 18, 2021	$0.20	455,000	-	-	-	455,000
February 25, 2022 (1)	$0.40	500,000	-	-	-	500,000
October 23, 2023	$0.20	-	4,219,641	-	-	4,219,641
Outstanding		8,876,250	4,219,641	-	(4,261,250)	8,834,641
Weighted average exercise price		$0.46	$0.20	$Nil	$0.55	$0.29

The weighted average assumptions used to estimate the fair value of warrants for the years ended December 31, 2022, 2021 and 2020 were:

	2022	2021	2020
Risk-free interest rate	0.88%	n/a	1.46%
Expected life	3 years	n/a	3 years
Expected volatility	161.98%	n/a	149.71%
Expected dividend yield	Nil	n/a	Nil